Property and Equipment, net	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Property and Equipment, net [Line Items]
Property and Equipment, net

3. Property and Equipment, net

Property and equipment, net, as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Office equipment and furniture	$1,977,808	$1,044,555
Buildings	527,284	200,000
Land	37,800	37,800
Transportation equipment	13,772,251	10,418,045
Medical equipment	3,949,566	2,681,510
Leasehold improvements	616,446	593,300
	20,881,155	14,975,210
Less: accumulated depreciation	(8,147,266)	(5,869,613)
Property and equipment, net	$12,733,889	$9,105,597

The Company recorded depreciation expense of $2,312,437 and $1,874,069 as of December 31, 2021 and 2020, respectively.